Employee Pension and Profit Sharing Plans - Change in Benefit Obligation and Fair Value (Detail) (Pension Plans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Pension Plans
Change in benefit obligation:
Benefit obligation, beginning	$ 306,810	$ 244,754
Foreign currency translation	(7,641)	14,056
Service cost	11,045	9,961	10,310
Interest cost	12,693	13,001	13,086
Employee contributions	2,954	3,565
Actuarial loss (gain)	(12,958)	34,227
Benefits paid	(15,172)	(11,699)
Settlements and curtailments	(1,342)	(1,055)
Benefit obligation, end	296,389	306,810	244,754
Change in plan assets:
Fair value of plan assets, beginning	222,272	178,587
Foreign currency translation	(5,359)	9,866
Employer contributions	19,731	20,558
Employee contributions	2,954	3,565
Actual return on plan assets	25,890	22,601
Benefits paid	(15,172)	(11,699)
Settlements	(1,637)	(1,206)
Fair value of plan assets, end	248,679	222,272	178,587
Funded Status at end of year	$ (47,710)	$ (84,538)